Post-employment Benefits - Summary of Changes in Discount Rate (Detail) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Defined benefit [member] | Defined benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	R$ (31,358)
Discount rate, decrease	34,201
Health plan [member] | Health Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	(35,907)
Discount rate, decrease	R$ 40,575